UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2016

Date of reporting period:	June 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Total
 Return Fund, Inc.

Semi-Annual Report
June 30, 2016
 (Unaudited)

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Results of Annual Meeting of Stockholders	16

Investment Management Agreement Approval Disclosure	17

Description of Dividend Reinvestment Plan	19

Proxy Voting and Portfolio Holdings Information	21

Summary of General Information	21

Stockholder Information	21

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of June 30, 2016 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	25.6
Information Technology	14.0
Financials	11.0
Health Care	10.9
Consumer Discretionary	9.6
Consumer Staples	8.9
Industrials	7.6
Energy	4.7
Utilities	2.7
Materials	1.9
Telecommunication Services	1.9
Exchange-Traded Funds	0.6
Other	0.6

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Alphabet Inc.	Information Technology	4.5
2.	Exxon Mobil Corporation	Energy	2.3
3.	Cohen & Steers Preferred Securities and Income Fund, Inc.	Closed-End Funds	2.2
4.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	1.9
5.	Wells Fargo & Company	Financials	1.9
6.	Berkshire Hathaway Inc. - Class B	Financials	1.9
7.	Alpine Global Total Dynamic Dividend Fund	Closed-End Funds	1.8
8.	Adams Express Company (The)	Closed-End Funds	1.7
9.	Microsoft Corporation	Information Technology	1.6
10.	Home Depot, Inc. (The)	Consumer Discretionary	1.6

1

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.37%
CLOSED-END FUNDS — 25.59%
CONVERTIBLE SECURITIES — 0.15%
AllianzGI Convertible & Income Fund	14,601	$89,796
Ellsworth Growth and Income Fund Ltd.	8,916	69,991
		159,787
CORE — 5.41%
Adams Express Company (The)	143,414	1,817,055
General American Investors Company, Inc.	46,700	1,439,294
Liberty All-Star Equity Fund	295,760	1,484,715
Royce Micro-Cap Trust, Inc.	97,800	717,852
Royce Value Trust	26,400	310,728
Sprott Focus Trust, Inc.	1,600	10,272
		5,779,916
DEVELOPED MARKET — 0.13%
Aberdeen Singapore Fund, Inc.	9,250	83,620
New Ireland Fund, Inc. (The)	2,202	26,072
Swiss Helvetia Fund, Inc. (The)	3,412	35,314
		145,006
EMERGING MARKETS — 0.44%
Aberdeen Chile Fund, Inc.	12,397	77,481
Central Europe, Russia and Turkey Fund, Inc. (The)	1,124	20,592
Morgan Stanley China A Share Fund, Inc.	16,200	289,332
Turkish Investment Fund, Inc. (The)	4,755	40,703
Voya Emerging Markets High Dividend Equity Fund	5,100	37,485
		465,593
GLOBAL — 7.45%
Alpine Global Dynamic Dividend Fund	40,047	338,798
Alpine Global Total Dynamic Dividend Fund	262,952	1,909,032
Clough Global Allocation Fund	28,589	334,491
Clough Global Equity Fund	74,675	799,769
Clough Global Opportunities Fund	123,903	1,156,015
Gabelli Global Small and Mid Cap Value Trust (The) *	25,580	266,799
Gabelli Global Utility & Income Trust (The)	10,222	190,027
GDL Fund (The)	49,446	490,999
Lazard World Dividend & Income Fund, Inc.	62,909	568,068
Royce Global Value Trust, Inc.	43,999	334,832
Voya Infrastructure, Industrials and Materials Fund	88,250	1,090,770
Wells Fargo Advantage Global Dividend Opportunity Fund	80,900	482,973
		7,962,573
GLOBAL INCOME — 0.12%
Legg Mason BW Global Income Opportunities Fund Inc.	10,100	130,896

INCOME & PREFERRED STOCK — 0.99%
LMP Capital and Income Fund Inc.	80,839	1,061,416

See accompanying notes to financial statements.

2

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (continued)

Description	No. of Shares	Value
NATURAL RESOURCES — 1.92%
BlackRock Resources & Commodities Strategy Trust	266,250	$2,050,125

OPTION ARBITRAGE/ OPTIONS STRATEGIES — 1.43%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	123,700	1,525,221

PACIFIC EX JAPAN — 0.11%
Aberdeen Greater China Fund, Inc.	14,095	117,693

REAL ESTATE — 5.63%
Alpine Global Premier Properties Fund	220,193	1,208,860
CBRE Clarion Global Real Estate Income Fund	163,334	1,344,239
Cohen & Steers Preferred Securities and Income Fund, Inc.	112,200	2,304,588
Neuberger Berman Real Estate Securities Income Fund Inc.	142,863	811,462
RMR Real Estate Income Fund	16,381	348,260
		6,017,409
SECTOR EQUITY — 0.04%
Gabelli Healthcare & WellnessRx Trust (The)	4,481	47,857

UTILITY — 1.77%
Cohen & Steers Infrastructure Fund, Inc.	30,916	662,221
Duff & Phelps Global Utility Income Fund Inc.	21,200	363,792
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	800	9,928
Macquarie Global Infrastructure Total Return Fund Inc.	39,895	853,753
		1,889,694

TOTAL CLOSED-END FUNDS		27,353,186

CONSUMER DISCRETIONARY — 9.58%
Amazon.com, Inc. *	2,000	1,431,240
Comcast Corporation - Class A	17,262	1,125,310
Dollar General Corporation	3,000	282,000
D.R. Horton, Inc.	2,500	78,700
Home Depot, Inc. (The)	13,500	1,723,815
Lowe's Companies, Inc.	9,000	712,530
Marriott International, Inc. - Class A	3,000	199,380
Nike, Inc. - Class B	8,000	441,600
O’Reilly Automotive, Inc. *	1,000	271,100
Priceline Group Inc. (The) *	500	624,205
Ross Stores, Inc.	4,000	226,760
Starbucks Corporation	14,000	799,680
TJX Companies, Inc. (The)	7,000	540,610
Twenty-First Century Fox, Inc.	2,500	68,125
Walt Disney Company (The)	17,500	1,711,850
		10,236,905
CONSUMER STAPLES — 8.94%
Altria Group, Inc.	21,000	1,448,160
Colgate-Palmolive Company	3,000	219,600

See accompanying notes to financial statements.
3

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER STAPLES (Continued)
ConAgra Foods, Inc.	2,000	$95,620
Constellation Brands, Inc.	2,500	413,500
Costco Wholesale Corporation	5,000	785,200
CVS Caremark Corporation	13,200	1,263,768
General Mills, Inc.	3,000	213,960
Kimberly-Clark Corporation	2,000	274,960
Kroger Co. (The)	10,000	367,900
Mondelēz International, Inc. - Class A	9,800	445,998
Monster Beverage Corporation *	2,000	321,420
PepsiCo, Inc.	3,000	317,820
Reynolds American Inc.	14,000	755,020
Sysco Corporation	2,000	101,480
Walgreens Boots Alliance, Inc.	12,000	999,240
Wal-Mart Stores, Inc.	21,000	1,533,420
		9,557,066
ENERGY — 4.69%
Chevron Corporation	14,000	1,467,620
Concho Resources Inc. *	1,000	119,270
Exxon Mobil Corporation	26,000	2,437,240
Occidental Petroleum Corporation	3,900	294,684
ONEOK, Inc.	1,400	66,430
Phillips 66	6,000	476,040
Pioneer Natural Resources Company	1,000	151,210
		5,012,494
EXCHANGE-TRADED FUNDS — 0.59%
SPDR S&P 500 ETF Trust	3,000	628,590

FINANCIALS — 11.01%
Aflac Incorporated	3,000	216,480
Allstate Corporation (The)	4,000	279,800
American Tower Corporation	4,000	454,440
Aon plc	3,500	382,305
Assurant, Inc.	1,100	94,941
Berkshire Hathaway Inc. - Class B *	14,000	2,027,060
BlackRock, Inc. - Class A	2,000	685,060
Capital One Financial Corporation	5,500	349,305
Charles Schwab Corporation (The)	13,000	329,030
Chubb Limited	5,203	680,084
Cincinnati Financial Corporation	1,400	104,846
CME Group Inc.	2,000	194,800
Discover Financial Services	4,000	214,360
Intercontinental Exchange, Inc.	1,400	358,344
JPMorgan Chase & Co.	7,000	434,980
Marsh & McLennan Companies, Inc.	5,000	342,300
Moody’s Corporation	2,000	187,420
Nasdaq, Inc.	1,000	64,670
PNC Financial Services Group, Inc. (The)	5,000	406,950
Progressive Corporation (The)	5,000	167,500
S&P Global, Inc.	3,000	321,780
SunTrust Banks, Inc.	5,000	205,400
Torchmark Corporation	1,600	98,912
Travelers Companies, Inc. (The)	3,000	357,120
Unum Group	2,700	85,833
U.S. Bancorp	17,000	685,610
Wells Fargo & Company	43,000	2,035,190
		11,764,520

See accompanying notes to financial statements.
4

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE — 10.92%
Abbott Laboratories	10,000	$393,100
AbbVie Inc.	11,000	681,010
Aetna Inc.	3,000	366,390
AmerisourceBergen Corporation	2,000	158,640
Amgen Inc.	7,000	1,065,050
Anthem, Inc.	2,000	262,680
Baxter International Inc.	4,000	180,880
Becton, Dickinson and Co.	2,000	339,180
Biogen Inc. *	1,500	362,730
Cardinal Health, Inc.	4,000	312,040
Celgene Corporation *	7,000	690,410
Cerner Corporation *	4,000	234,400
Cigna Corporation	2,000	255,980
Edwards Lifesciences Corporation *	1,100	109,703
Johnson & Johnson	12,000	1,455,600
McKesson Corporation	3,000	559,950
Merck & Company, Inc.	27,000	1,555,470
Mylan N.V. *	4,000	172,960
Pfizer Inc.	5,000	176,050
Stryker Corporation	4,000	479,320
Thermo Fisher Scientific Inc.	4,000	591,040
UnitedHealth Group Incorporated	9,000	1,270,800
		11,673,383
INDUSTRIALS — 7.57%
3M Company	6,000	1,050,720
Danaher Corporation	7,000	707,000
Delta Air Lines, Inc.	8,000	291,440
FedEx Corporation	3,000	455,340
General Dynamics Corporation	3,000	417,720
General Electric Company	22,100	695,708
Honeywell International Inc.	8,000	930,560
Illinois Tool Works Inc.	4,000	416,640
Lockheed Martin Corporation	3,500	868,595
Nielsen Holdings plc	1,600	83,152
Northrop Grumman Corporation	2,000	444,560
Raytheon Company	3,000	407,850
Southwest Airlines Co.	7,000	274,470
United Parcel Service, Inc.	6,100	657,092
Waste Management, Inc.	6,000	397,620
		8,098,467
INFORMATION TECHNOLOGY — 13.96%
Accenture plc - Class A	3,500	396,515
Adobe Systems Incorporated	4,000	383,160
Alphabet Inc. - Class A *	1,000	703,530
Alphabet Inc. - Class C *	6,002	4,153,984
Automatic Data Processing, Inc.	4,500	413,415
Broadcom Limited	1,000	155,400
Cisco Systems, Inc.	20,000	573,800
Cognizant Technology Solutions Corporation *	6,000	343,440
eBay Inc. *	4,000	93,640
Facebook, Inc. *	12,400	1,417,072
Fidelity National Information Services, Inc.	1,500	110,520
Fiserv, Inc. *	3,000	326,190
Intel Corporation	30,000	984,000
MasterCard Incorporated	4,000	352,240
Microsoft Corporation	34,000	1,739,780
Nvidia Corporation	2,000	94,020
Oracle Corporation	28,700	1,174,691
PayPal Holdings, Inc. *	4,000	146,040
salesforce.com, inc. *	5,000	397,050

See accompanying notes to financial statements.
5

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (concluded)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Texas Instruments Incorporated	4,800	$300,720
Visa Inc. - Class A	9,000	667,530
		14,926,737
MATERIALS — 1.92%
Air Products & Chemicals, Inc.	2,000	284,080
Dow Chemical Company (The)	11,000	546,810
Ecolab Inc.	3,000	355,800
E. I. du Pont de Nemours and Company	4,000	259,200
PPG Industries, Inc.	3,000	312,450
Sherwin-Williams Company (The)	1,000	293,670
		2,052,010
TELECOMMUNICATION SERVICES — 1.90%
AT&T, Inc.	16,103	695,811
Verizon Communications, Inc.	24,000	1,340,160
		2,035,971
UTILITIES — 2.70%
American Electric Power Company, Inc.	5,000	350,450
Consolidated Edison, Inc.	1,600	128,704
Dominion Resources, Inc.	3,000	233,790
Duke Energy Corporation	3,600	308,844
Edison International	2,000	155,340
Eversource Energy	1,600	95,840
NextEra Energy, Inc.	4,000	521,600
PPL Corporation	5,000	188,750
Public Service Enterprises Group, Inc.	4,000	186,440
Sempra Energy	1,100	125,422
Southern Company (The)	4,400	235,972
WEC Energy Group, Inc.	1,600	104,480
Xcel Energy Inc.	5,500	246,290
		2,881,922
TOTAL EQUITY SECURITIES
(cost - $91,539,370)		106,221,251

SHORT-TERM INVESTMENT — 1.03%
MONEY MARKET FUND — 1.03%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26%^ (cost - $1,105,920)	1,105,920	1,105,920

TOTAL INVESTMENTS — 100.40%
(cost - $92,645,290)		107,327,171

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.40)%		(429,571)

NET ASSETS — 100.00%		$106,897,600

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to financial statements.
6

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – June 30, 2016 (unaudited)

ASSETS
Investments, at value (cost – $92,645,290) (Notes B and C)	$107,327,171
Cash	3,592
Receivables:
Investments sold	550,092
Dividends	100,725
Prepaid expenses	10,562
Total Assets	107,992,142

LIABILITIES
Payables:
Investments purchased	917,672
Investment management fees (Note D)	92,165
Directors’ fees and expenses	19,162
Administration fees (Note D)	7,823
Other accrued expenses	57,720
Total Liabilities	1,094,542

NET ASSETS (applicable to 7,762,427 shares of common stock)	$106,897,600

NET ASSET VALUE PER SHARE ($106,897,600 / 7,762,427)	$13.77

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 7,762,427 shares issued and outstanding (50,000,000 shares authorized)	77,624
Paid-in Capital	92,169,647
Accumulated net realized loss on investments	(31,552)
Net unrealized appreciation in value of investments	14,681,881
Net assets applicable to shares outstanding	$106,897,600

See accompanying notes to financial statements.
7

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$1,885,730

Expenses:
Investment management fees (Note D)	532,661
Directors’ fees and expenses	43,860
Administration fees (Note D)	39,950
Legal and audit fees	22,260
Accounting fees	20,327
Printing	19,361
Transfer agent fees	18,857
Custodian fees	7,779
Insurance	3,431
Stock exchange listing fees	2,937
Miscellaneous	2,008
Total Expenses	713,431
Net Investment Income	1,172,299

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	925,135
Capital gain distributions from regulated investment companies	2,115
Net change in unrealized appreciation in value of investments	967,941
Net realized and unrealized gain on investments	1,895,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,067,490

See accompanying notes to financial statements.
8

Cornerstone Total Return Fund, Inc. Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015

INCREASE / (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,172,299	$798,841
Net realized gain from investments	927,250	1,653,955
Net change in unrealized appreciation in value of investments	967,941	(2,813,330)

Net increase (decrease) in net assets resulting from operations	3,067,490	(360,534)

Dividends and distributions to stockholders (Note B):
Net investment income	(1,172,299)	(798,841)
Net realized gains	(918,864)	(1,674,771)
Return-of-capital	(10,812,294)	(19,586,472)

Total dividends and distributions to stockholders	(12,903,457)	(22,060,084)

Common stock transactions:
Proceeds from rights offering of 0 and 3,027,098 shares of newly issued common stock, respectively	—	51,642,292
Offering expenses associated with rights offering	—	(117,077)
Proceeds from 101,451 and 156,817 shares newly issued in reinvestment of dividends and distributions, respectively	1,402,368	2,548,964

Net increase in net assets from common stock transactions	1,402,368	54,074,179

Total increase/(decrease) in net assets	(8,433,599)	31,653,561

NET ASSETS
Beginning of period	115,331,199	83,677,638
End of period	$106,897,600	$115,331,199

See accompanying notes to financial statements.
9

Cornerstone Total Return Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Years Ended December 31,
			2015	2014*	2013*	2012*	2011*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.05		$18.69	$20.56	$20.36	$21.88	$26.60
Net investment income/(loss) #	0.15		0.14	0.16	0.24	0.20	0.08
Net realized and unrealized gain/(loss) on investments	0.25		(0.25)	2.15	3.76	2.48	0.20
Net increase/(decrease) in net assets resulting from operations	0.40		(0.11)	2.31	4.00	2.68	0.28

Dividends and distributions to stockholders:
Net investment income	(0.15)		(0.14)	(0.16)	(0.92)	(1.24)	(0.08)
Net realized capital gain	(0.12)		(0.30)	(0.82)	(0.80)	—	—
Return-of-capital	(1.41)		(3.54)	(3.20)	(2.64)	(3.44)	(5.28)
Total dividends and distributions to stockholders	(1.68)		(3.98)	(4.18)	(4.36)	(4.68)	(5.36)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.45	—	0.56	0.48	0.24
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00 +	0.12
Total common stock transactions	0.00	+	0.45	0.00 +	0.56	0.48	0.36

Net asset value, end of period	$13.77		$15.05	$18.69	$20.56	$20.36	$21.88
Market value, end of period	$16.33		$16.89	$19.41	$24.20	$21.40	$23.88
Total investment return (a)	9.01%		10.28%	(0.68)%	40.08%	11.16%	(10.08)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$106,898		$115,331	$83,678	$89,147	$51,575	$36,004
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.34	%(c)	1.35%	1.44%	1.46%	1.73%	1.88%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.34	%(c)	1.35%	1.44%	1.46%	1.73%	1.88%
Ratio of net investment income/(loss) to average net assets (d)	2.20	%(c)	0.86%	0.84%	1.13%	0.85%	0.31%
Portfolio turnover rate	20	%(e)	53%	32%	48%	45%	30%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Annualized.
(d)	Recognition of net investment income/(loss) by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.
(e)	Not annualized.

See accompanying notes to financial statements.
10

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2016 the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2016, the Fund did not invest in derivative instruments or engage in hedging activities.

11

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2016, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2013 through 2015, and for the six months ended June 30, 2016. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

12

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$106,221,251	$—
Short-Term Investments	1,105,920	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$107,327,171	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2016, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2016.

13

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2016 certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2016, Cornerstone earned $532,661 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. AFS has agreed to discount the annual minimum fee to $30,000 and such discount will remain in place until an amended fee is agreed upon. For the six months ended June 30, 2016, AFS earned $39,950 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2016, purchases and sales of securities, other than short-term investments, were $22,003,685 and $32,685,840, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 50,000,000 shares of common stock authorized and 7,762,427 shares issued and outstanding at June 30, 2016. Transactions in common stock for the year ended June 30, 2016 were as follows:

Shares at beginning of period	7,660,976
Shares newly issued in reinvestment of dividends and distributions	101,451
Shares at end of period	7,762,427

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2015 for the Fund was ordinary income of $798,841, long-term capital gains of $1,674,771 and return of capital of $19,586,472.

GAAP requires that certain components of net assets relating to permanent differences be reclassified etween financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2016:

Cost of portfolio investments	$92,676,842
Gross unrealized appreciation	$16,845,367
Gross unrealized depreciation	(2,195,038)
Net unrealized appreciation	$14,650,329

15

Results of Annual Meeting of Stockholders (unaudited)

On April 19, 2016, the Annual Meeting of Stockholders of the Fund was held and the following matters were voted upon based on 7,676,026 shares of common stock outstanding on the record date of February 22, 2016.

(1)	To approve the election of six directors to hold office until the year 2017 Annual Meeting of Stockholders.

Name of Directors	For	Withhold	Broker Non-Votes
Ralph W. Bradshaw	6,193,859	256,960	290,047
Robert E. Dean	6,175,896	274,922	290,047
Edwin Meese III	6,105,376	345,443	290,047
Scott B. Rogers	6,110,746	340,073	290,047
Andrew A. Strauss	6,155,693	295,126	290,047
Glenn W. Wilcox, Sr.	6,155,270	295,579	290,017

16

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Total Return Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 12, 2016.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 12, 2016. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests

17

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the independent Board members present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

18

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase

19

Description of Dividend Reinvestment Plan (unaudited) (concluded)

is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

20

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2016 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

21

Cornerstone Total Return Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 1, 2016

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	September 1, 2016

*	Print the name and title of each signing officer under his or her signature.